FUNDS FROM SECURITIES ISSUED (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Instruments Issued – Brazil:
Real estate credit notes	R$ 52,115,729	R$ 51,258,545
Agribusiness notes	40,062,692	31,176,213
Financial bills	105,426,827	93,772,038
Letters property guaranteed	36,144,798	30,290,640
Subtotal	233,750,046	206,497,436
Securities – Overseas:
Euronotes	3,442,593	3,934,384
Securities issued through securitization – (item (b))	3,925,938	8,456,444
Subtotal	7,368,531	12,390,828
Structured Operations Certificates	3,847,681	3,369,064
Total	R$ 244,966,258	R$ 222,257,328